Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Fair Value of Assets and Liabilities Measured on Recurring and Non Recurring Basis

	Fair Value Measurements at Reporting Date Using:
	June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities:
GSE	$1,071,654	$—	$1,071,654	$—
Non-GSE	33,359	—	33,359	—
Corporate bonds	102,703	—	102,703	—
Equities	13,503	13,503	—	—

Total available-for-sale	1,221,219	13,503	1,207,716	—

Trading securities	4,490	4,490	—	—

Total	$1,225,709	$17,993	$1,207,716	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$26,524	$—	$—	$26,524
One- to- four family residential mortgage	2,532	—	—	2,532
Construction and land	1,861	—	—	1,861
Multifamily	2,411	—	—	2,411
Home equity and lines of credit	1,954	—	—	1,954

Total impaired loans	35,282	—	—	35,282

Commercial and industrial loans	456	—	—	456
Other real estate owned	2,139	—	—	2,139

Total	$37,877	$—	$—	$37,877

	Fair Value Measurements at Reporting Date Using:
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities:
GSE	$945,782	$—	$945,782	$—
Non-GSE	40,451	—	40,451	—
Corporate bonds	100,657	—	100,657	—
Equities	11,835	11,835	—	—

Total available-for-sale	1,098,725	11,835	1,086,890	—

Trading securities	4,146	4,146	—	—

Total	$1,102,871	$15,981	$1,086,890	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$27,826	$—	$—	$27,826
One- to- four family residential mortgage	2,532	—	—	2,532
Construction and land	1,709	—	—	1,709
Multifamily	1,552	—	—	1,552
Home equity and lines of credit	1,593	—	—	1,593

Total impaired loans	35,212	—	—	35,212

Commercial and industrial loans	462	—	—	462
Other real estate owned	3,359	—	—	3,359

Total	$39,033	$—	$—	$39,033

The following tables summarize financial assets and financial liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands):

	Fair Value Measurements at Reporting Date Using:
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities
GSE	$945,782	$—	$945,782	$—
Non-GSE	40,451	—	40,451	—
Corporate bonds	100,657	—	100,657	—
Equities	11,835	11,835	—	—

Total available-for-sale	1,098,725	11,835	1,086,890	—

Trading securities	4,146	4,146	—	—

Total	$1,102,871	$15,981	$1,086,890	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$27,826	$—	$—	$27,826
One- to- four family residential mortgage	2,532	—	—	2,532
Construction and land	1,709	—	—	1,709
Multifamily	1,552	—	—	1,552
Home equity and lines of credit	1,593	—	—	1,593

Total impaired loans	35,212	—	—	35,212

Commercial and industrial loans	462	—	—	462
Other real estate owned	3,359	—	—	3,359

Total	$39,033	$—	$—	$39,033

Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities
GSE	$977,872	$—	$977,872	$—
Non-GSE	97,267	—	97,267	—
Corporate bonds	121,788	—	121,788	—
GSE bonds	35,033	—	35,033	—
Equities	12,353	12,353	—	—

Total available-for-sale	1,244,313	12,353	1,231,960	—

Trading securities	4,095	4,095	—	—

Total	$1,248,408	$16,448	$1,231,960	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$26,951	$—	$—	$26,951
One- to- four family residential mortgage	1,381	—	—	1,381
Construction and land	4,526	—	—	4,526
Multifamily	2,890	—	—	2,890

Total impaired loans	35,748	—	—	35,748

Other real estate owned	171	—	—	171

Total	$35,919	$—	$—	$35,919

Estimated Fair Values of Significant Financial Instruments

The estimated fair values of the Company’s significant financial instruments at June 30, 2012, and December 31, 2011, are presented in the following tables (in thousands):

	June 30, 2012
		Estimated Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$34,381	$34,381	$—	$—	$34,381
Trading securities	4,490	4,490	—	—	4,490
Securities available-for-sale	1,221,219	13,503	1,207,716	—	1,221,219
Securities held-to-maturity	2,832	—	2,961	—	2,961
Federal Home Loan Bank of New York stock, at cost	14,208	—	14,208	—	14,208
Loans held-for-sale	355	—	—	355	355
Net loans held-for-investment	1,045,906	—	—	1,111,954	1,111,954
Financial liabilities:
Deposits	$1,543,181	$—	$1,549,103	$—	$1,549,103
Repurchase agreements and other borrowings	513,571	—	528,777		528,777
Advance payments by borrowers	3,177	—	3,177	—	3,177

	December 31, 2011
		Estimated
	Carrying	Fair
	value	value
Financial assets:
Cash and cash equivalents	$65,269	$65,269
Trading securities	4,146	4,146
Securities available-for-sale	1,098,725	1,098,725
Securities held-to-maturity	3,617	3,771
Federal Home Loan Bank of New York stock, at cost	12,677	12,677
Loans held-for-sale	3,900	3,900
Net loans held-for-investment	1,047,631	1,081,484
Financial liabilities:
Deposits	$1,493,526	$1,499,906
Repurchase agreements and other borrowings	481,934	498,774
Advance payments by borrowers	2,201	2,201

The estimated fair values of the Company’s significant financial instruments at December 31, 2011, and 2010, are presented in the following table (in thousands):

	December 31,
	2011		2010
	Carrying value	Estimated Fair value	Carrying value	Estimated Fair value
Financial assets:
Cash and cash equivalents	$65,269	$65,269	$43,852	$43,852
Trading securities	4,146	4,146	4,095	4,095
Securities available-for-sale	1,098,725	1,098,725	1,244,313	1,244,313
Securities held-to-maturity	3,617	3,771	5,060	5,273
Federal Home Loan Bank of New York stock, at cost	12,677	12,677	9,784	9,784
Loans held-for-sale	3,900	3,900	1,170	1,170
Net loans held-for-investment	1,047,631	1,081,484	805,772	818,295
Financial liabilities:
Deposits	$1,493,526	$1,499,906	$1,372,842	$1,377,068
Repurchase agreements and other borrowings	481,934	498,774	391,237	403,920
Advance payments by borrowers	2,201	2,201	693	693

Level 3 Assets Measured at Fair Value on a Non-Recurring Basis

The following table presents qualitative information for Level 3 assets measured at fair value on a non-recurring basis at June 30, 2012:

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs
	(in thousands)
Impaired loans	$35,738	Appraisals	Discount for costs to sell	7.0%
			Discount for quick sale	10.0% - 20.0%
			Discount for dated appraisal utilizing changes in real estate indexes	Varies

Other real estate owned	$2,139	Appraisals	Discount for costs to sell	7.0%
			Discount for dated appraisal utilizing changes in real estate indexes	Varies